Financial Instruments Measured at Fair Value and Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Fair Value Measurements and Financial Statement Presentation	The fair values of the Company’s financial instruments measured at fair value and their respective levels in the fair value hierarchy as of December 31, 2022, were as follows:

	December 31, 2022				December 31, 2022
	Fair Values of Assets				Fair Values of Liabilities
In Thousands	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other items reported at fair value:
Common stock warrants	$—	$—	$—	$—	$—	$—	$291	$291
Total	$—	$—	$—	$—	$—	$—	$291	$291

Summary of Fair Value of the Common Warrants
The estimated fair values of the Common Warrants, and the assumptions used for the Black-Scholes option pricing model were as follows:

As of December 31, 2022
Estimated fair value of Common Warrants:	$0.04
Assumptions:
Expected term to liquidation (in years)	4.6
Expected volatility	85.0%
Risk-free interest rate	4.0%